Stockholder's Equity and Stock-based Compensation - Transactions Under Stock Option Plans Summary (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Option Price per Share
Outstanding, minimum (usd per share)	$ 3.10	$ 3.10	$ 3.10	$ 34.20
Outstanding, maximum (usd per share)	151.35	245.85	245.85	$ 245.85
Granted, minimum (usd per share)	24.50	13.15	3.10
Granted, maximum (usd per share)	24.50	13.15	3.10
Exercised, minimum (usd per share)	3.10	3.10
Exercised, maximum (usd per share)	3.10	3.10
Cancelled/forfeited, minimum (usd per share)	3.10	3.10	3.10
Cancelled/forfeited, maximum (usd per share)	$ 245.85	$ 245.85	$ 245.85
Outstanding
Beginning balance (in shares)	890,341	847,635	560,797
Granted (in shares)	10,000	156,000	415,000
Exercised (in shares)	(70,086)	(15,000)
Cancelled/forfeited (in shares)	(44,365)	(98,294)	(128,162)
Ending balance (in shares)	785,890	890,341	847,635	560,797
Vested
Vested, beginning balance (in shares)	435,278	348,353	384,305
Vested (in shares)	153,944	149,537	67,480
Exercised (in shares)	(70,086)	(15,000)
Cancelled/forfeited (in shares)	(44,231)	(47,612)	(103,432)
Vested, ending balance (in shares)	474,905	435,278	348,353	384,305
Available for Grant
Beginning balance (in shares)	488,403	599,720	97,003
Increase in shares authorized (in shares)	1,200,000		1,150,940
Granted (in shares)	10,000	156,000	415,000
Cancelled/forfeited (in shares)	2,568	82,118	18,895
Restricted stock granted out of option plans (in shares)	(996,775)	(59,500)	(259,300)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans (in shares)	48,524	22,065	7,182
Ending balance (in shares)	732,720	488,403	599,720	97,003